ACCRUED EXPENSES AND OTHER PAYABLES	12 Months Ended
Dec. 31, 2013
ACCRUED EXPENSES AND OTHER PAYABLES
ACCRUED EXPENSES AND OTHER PAYABLES

14. ACCRUED EXPENSES AND OTHER PAYABLES

	As of December 31,
	2012	2013
Employee payroll and welfare payables	$47,697	$56,008
Accrued other operating expenses	6,074	12,501
Other employee welfare payables	9,148	9,307
Subcontractors fees	7,507	8,525
Advance from customers	7,662	5,546
Accrued privatization related cost	—	5,514
Amounts payable for construction of building	—	5,120
Accrued merger related cost	12,290	3,886
Advance from transfer of
certain outsourcing business (Note 23)	—	3,764
Accrued professional fees	2,136	2,345
Accrued travel expenses	2,262	1,192
Accrued rental expenses	2,815	949
Government grant payable	42	796
Deferred revenue	632	385
Amount due to a related party	136	—
Other payable	4,643	5,920

Total	$103,044	$121,758

        Accrued other operating expenses mainly comprised of accrued employee related reimbursement expenses and other accrued operating expenses.

        Accrued merger related costs as of December 31, 2012 and 2013 were mainly related to the severance costs payable, professional fee payables to the third-parties service organizations and rental termination payable to the lessors with VanceInfo.

        Accrued privatization related costs as of December 31 2013 was mainly related to the professional fee payables to the third party service organizations in relation to the going private transaction as disclosed in Note 23 (a).